UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2012
Date of reporting period: August 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments ■ August 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Agency Adjustable Rate Mortgages (1.1%)
$1,060	Federal Home Loan Mortgage Corporation, Conventional Pool	2.491%		08/01/35		$1,120,327
1,096	Federal National Mortgage Association, Conventional Pool	2.436		05/01/35		1,154,668

	Total Agency Adjustable Rate Mortgages (Cost $2,257,276)					2,274,995

	Agency Bonds — Banking (FDIC Guaranteed) (25.8%)
13,745	Ally Financial, Inc.	2.20		12/19/12		14,089,340
3,550	Bank of America Corp.	3.125		06/15/12		3,628,966
4,250	Citibank NA (a)	1.75		12/28/12		4,331,077
4,100	Citigroup Funding, Inc. (a)	2.25		12/10/12		4,201,024
1,400	General Electric Capital Corp.	2.125		12/21/12		1,433,739
6,470	General Electric Capital Corp.	2.625		12/28/12		6,670,583
4,950	John Deere Capital Corp.	2.875		06/19/12		5,050,564
5,900	JPMorgan Chase & Co.	2.125		12/26/12		6,020,619
880	NCUA Guaranteed Notes, Series A2	1.40		06/12/15		894,485
5,000	PNC Funding Corp.	2.30		06/22/12		5,080,955

	Total Agency Bonds — Banking (FDIC Guaranteed) (Cost $50,975,879)					51,401,352

	Agency Fixed Rate Mortgages (22.6%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
4,011		4.50		12/01/24		4,276,260
105		7.50		05/01/35		122,530
53		8.00		08/01/32		62,933
55		8.50		08/01/31		67,037
	Federal National Mortgage Association Conventional Pools:
7,218		4.00		06/01/24—08/01/25		7,618,688
7,022		4.50		06/01/24—07/01/24		7,497,932
11,319		5.00		08/01/10—01/01/41		12,226,383
854		5.50		05/01/35—03/01/37		939,492
3,124		6.50		12/01/33—07/01/37		3,554,583
996		7.00		04/01/32—03/01/37		1,149,843
135		7.50		08/01/37		158,268
239		8.00		04/01/33		280,463
103		8.50		10/01/32		120,951
4,500	September TBA	5.50		09/25/41	(b)	4,919,064
	Government National Mortgage Association, Various Pools:
654		6.00		11/15/38		737,060
730		7.50		11/15/32		851,886
512		8.50		07/15/30		600,609

	Total Agency Fixed Rate Mortgages (Cost $44,223,702)					45,183,982

	Collateralized Mortgage Obligation — Agency Collateral Series (0.3%)
2,863	Government National Mortgage Association, IO REMIC (Cost $443,829)	6.592	(c)	08/16/36		597,955

	Corporate Bond (6.2%)
	Finance
12,100	US Central Federal Credit Union, (U.S. Government Guaranteed) (Cost $12,276,161)	1.90		10/19/12		12,329,755

	Mortgage — Other (0.2%)
400	FHLMC Multifamily Structured Pass Through Certificate (Cost $403,996)	1.873		01/25/18		404,280

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments ■ August 31, 2011 (unaudited) continued

	U.S. Agency Securities (35.8%)
	Federal Home Loan Bank
$4,750		1.375%	05/28/14	$4,867,757
5,000		3.125	12/13/13	5,309,775
	Federal Home Loan Mortgage Corporation
10,500		0.75	09/22/14	10,562,948
10,000		1.00	07/30/14	10,146,510
12,000		4.50	01/15/14	13,152,072
	Federal National Mortgage Association
21,670		1.25	08/20/13—09/28/16	22,042,431
5,000		2.50	05/15/14	5,267,870

	Total U.S. Agency Securities (Cost $70,477,038)			71,349,363

	U.S. Treasury Securities (6.0%)
	U.S. Treasury Notes
3,000		1.875	04/30/14	3,127,734
2,450		2.25	01/31/15	2,599,681
3,590		2.375	06/30/18	3,794,741
2,200		3.125	04/30/17	2,436,843

	Total U.S. Treasury Securities (Cost $11,512,841)			11,958,999

	Short-Term Investments (4.1%)
	U.S. Treasury Securities (1.6%)
	U.S. Treasury Bills
960	(d)(e)	0.046	09/22/11	959,975
2,200	(d)	0.115	05/03/12	2,198,301

	Total U.S. Treasury Securities (Cost $3,158,276)			3,158,276

NUMBER OF
SHARES (000)
	Investment Company (2.5%)
4,943	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $4,942,565)(f)		4,942,565

	Total Short-Term Investments (Cost $8,100,841)		8,100,841

	Total Investments (Cost $200,671,563) (g)(h)	102.1%	203,601,522
	Liabilities in Excess of Other Assets	(2.1)	(4,194,923)

	Net Assets	100.0%	$199,406,599

FDIC	Federal Deposit Insurance Corporation.

IO	Interest Only.

REMIC	Real Estate Mortgage Investment Conduit.

TBA	To Be Announced.

(a)	For the three months ended August 31, 2011, there were no transactions in Citigroup Inc., Agency Bonds — Banking, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(b)	Security is subject to delayed delivery.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on August 31, 2011.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)	A portion of this security has been physically segregated in connection with open futures contracts.

(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(g)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, futures contracts and swap agreements.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments ■ August 31, 2011 (unaudited) continued
Futures Contracts Open at August 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
1	Long	U.S. Treasury Notes 10 year,
		December 2011	$129,031	$(406)
14	Short	U.S. Treasury Bonds 30 year,
		December 2011	(1,904,437)	41,577
40	Short	U.S. Treasury Notes 5 year,
		December 2011	(4,901,875)	(11,134)
421	Short	U.S. Treasury Notes 2 year,
		December 2011	(92,830,500)	(13,781)

		Net Unrealized Appreciation		$16,256

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments ■ August 31, 2011 (unaudited) continued
Interest Rate Swap Agreements Open at August 31, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Credit Suisse	$26,025	3 Month LIBOR	Receive	0.80%	10/28/13	$(229,482)
Credit Suisse	10,900	3 Month LIBOR	Pay	2.10	10/28/17	391,974

		Net Unrealized Appreciation				$162,492

LIBOR	London Interbank Offered Rate.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Portfolio of Investments ■ August 31, 2011 (unaudited)
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Agency Adjustable Rate Mortgages	$2,274,995	—	$2,274,995	—
Agency Bonds — Banking (FDIC Guaranteed)	51,401,352	—	51,401,352	—
Agency Fixed Rate Mortgages	45,183,982	—	45,183,982	—
Collateralized Mortgage Obligation — Agency Collateral Series	597,955	—	597,955	—
Corporate Bond	12,329,755	—	12,329,755	—
Mortgage — Other	404,280	—	404,280	—
U.S. Agency Securities	71,349,363	—	71,349,363	—
U.S. Treasury Securities	11,958,999	—	11,958,999	—
Short-Term Investments
U.S. Treasury Securities	3,158,276	—	3,158,276	—
Investment Company	4,942,565	$4,942,565	—	—

Total Short-Term Investments	8,100,841	4,942,565	3,158,276	—

Futures	41,577	41,577	—	—
Interest Rate Swaps	391,974	—	391,974	—

Total Assets	$204,035,073	$4,984,142	$199,050,931	—

Liabilities:
Futures	$(25,321)	$(25,321)	—	—
Interest Rate Swaps	(229,482)	—	$(229,482)	—

Total Liabilities	$(254,803)	$(25,321)	$(229,482)	—

Total	$203,780,270	$4,958,821	$198,821,449	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust
/s/ Arthur Lev

Arthur Lev
Principal Executive Officer
October 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev

Arthur Lev
Principal Executive Officer
October 20, 2011
/s/ Francis Smith

Francis Smith
Principal Financial Officer
October 20, 2011